Segment and Geographic Information	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Segment and Geographic Information

20.    Segment and Geographic Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The operating segments are managed separately as each segment represents a strategic business unit that offers different products and serves different markets.

KONAMI operates on a worldwide basis principally with the following four business segments:

1. Digital Entertainment:	Production, manufacture and sale of digital content and related products including Mobile games, Online games, Computer & Video Games, Amusement and Card Games.
2. Health & Fitness:	Operation of health and fitness clubs, and production, manufacture and sale of health and fitness related goods.
3. Gaming & Systems:	Development, manufacture, sale and service of gaming machines and the Casino Management System for overseas markets.
4. Pachinko & Pachinko Slot Machines:	Production, manufacture and sale of pachinko slot machines and pachinko machines.

Notes:

1.	“Corporate expenses” primarily consists of administrative expenses not directly associated with specific segments.
2.	“Intersegment eliminations” primarily consists of eliminations of intercompany sales.
3.	Segment profit (loss) is measured in a consistent manner with consolidated operating income, which does not include other income (expenses), income taxes and equity in net income of affiliated company.
4.	Assets of each segment including investments in affiliates and deferred tax assets are measured in a same manner as those included in the accompanying consolidated balance sheets. Segment assets are based on those directly associated with each segment. Assets not directly associated with specific segments, except those of corporate assets, are allocated in a consistent manner which management believes is reasonable.
5.	Intersegment sales and revenues are generally recognized at values that represent arm’s-length fair value.

The following table presents segment revenue, segment operating income (loss), segment assets, segment depreciation and amortization and segment capital expenditures information. This information is derived from KONAMI’s management reports which have been prepared based on U.S. GAAP.

a.    Segment information

	Millions of yen
	2012	2013	2014
Net revenues:
Digital Entertainment—
External customers	¥139,710	¥115,750	¥103,733
Intersegment	690	616	602

Total	¥140,400	¥116,366	¥104,335
Health & Fitness—
External customers	¥82,429	¥79,866	¥76,482
Intersegment	126	30	29

Total	¥82,555	79,896	¥76,511
Gaming & Systems—
External customers	¥25,212	¥24,984	¥31,600
Intersegment	—	—	—

Total	¥25,212	¥24,984	¥31,600
Pachinko & Pachinko Slot Machines—
External customers	¥18,407	¥5,395	¥5,780
Intersegment	23	3	8

Total	¥18,430	¥5,398	¥5,788
Intersegment eliminations and Eliminations	(839)	(649)	(639)

Consolidated	¥265,758	¥225,995	¥217,595

Segment profit (loss):
Digital Entertainment	¥33,021	¥21,163	¥11,738
Health &Fitness	2,829	3,014	(4,024)
Gaming & Systems	6,656	5,606	7,321
Pachinko & Pachinko Slot Machines	4,179	(1,166)	(1,911)

Total segment profit and loss, net	46,685	28,617	13,124
Corporate expenses	(6,223)	(7,259)	(6,189)
Other, net	(436)	557	2,293

INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	¥40,026	¥21,915	¥9,228

Segment assets:
Digital Entertainment	¥162,387	¥161,510	¥156,840
Health &Fitness	98,150	96,087	88,394
Gaming & Systems	18,528	21,135	26,210
Pachinko & Pachinko Slot Machines	20,327	19,906	22,138
Corporate assets	28,614	24,310	26,669

Consolidated	¥328,006	¥322,948	¥320,251

Depreciation and amortization:
Digital Entertainment	¥1,957	¥2,530	¥4,413
Health &Fitness	4,331	4,079	3,549
Gaming & Systems	1,349	1,736	538
Pachinko & Pachinko Slot Machines	299	342	358
Corporate	1,862	1,826	1,549

Consolidated	¥9,798	¥10,513	¥10,407

Capital expenditures:
Digital Entertainment	¥1,156	¥1,844	¥2,201
Health &Fitness	1,850	2,127	1,684
Gaming & Systems	3,222	1,548	2,617
Pachinko & Pachinko Slot Machines	532	516	1,505
Corporate	3,930	3,364	17,999

Consolidated	¥10,690	¥9,399	¥26,006

Corporate expenses primarily consist of personnel costs, advertising expenses and rental expenses, which are primarily related to our administrative department.

Corporate assets primarily consist of cash and cash equivalents, financial assets and property and equipment.

Capital expenditures include expenditures for acquisitions of tangible and intangible long-lived assets used in operations of each segment.

As discussed in Notes 6 and 7, impairment charges of ¥647 million for property and equipment, and ¥4,604 million for goodwill and identifiable intangible assets were included in the segment loss of the Health & Fitness segment for the year ended March 31, 2014.

For the years ended March 31, 2012, 2013 and 2014, the Pachinko & Pachinko Slot Machines segment profit and loss included inventory write-downs of ¥110 million, ¥192 million and ¥759 million, respectively.

Previously, the Company and its domestic subsidiaries had principally used the declining-balance method for computing depreciation expense of property and equipment. Effective April 1, 2013, the Company and its domestic subsidiaries changed their depreciation method to the straight-line method As a result of the change in depreciation method, compared with previous method, depreciation expense for the year ended March 31, 2014 decreased by approximately ¥104 million of the Digital Entertainment segment, ¥381 million of the Health &Fitness segment, ¥13 million of the Gaming & Systems segment, ¥78 million of the Pachinko & Pachinko Slot Machines and ¥238 million of the Corporate.

b.    Geographic information

	Millions of yen
	2012	2013	2014
Net revenues:
Japan	¥208,641	¥171,057	¥155,364
United States	35,955	36,631	41,679
Europe	14,561	12,703	14,088
Asia/Oceania	6,601	5,604	6,464

Consolidated net revenues	¥265,758	¥225,995	¥217,595

Property and equipment, net:
Japan	¥57,815	¥57,730	¥73,341
United States	4,191	4,317	6,176
Europe	56	388	527
Asia/Oceania	189	216	169

Consolidated property and equipment, net	¥62,251	¥62,651	¥80,213

For the purpose of presenting its operations in geographic areas above, KONAMI attributes revenues from external customers to individual countries in each area based on where the Company and its subsidiaries sold products or rendered services, and attributes assets based on where assets are located.